Segmented information	12 Months Ended
Dec. 31, 2021
Segmented information
Segmented information

18.            Segmented information

The Company operates in two reportable business segments in Canada.

The two reportable business segments offer different products, require different production processes, and are based on how the financial information is produced internally for the purposes of making operating decisions. The following summary describes the operations of each of the Company’s reportable business segments:

●	Electric Vehicles – development and manufacture of electric vehicles for mass markets, and
●	Custom built vehicles – development and manufacture of high-end custom-built vehicles.

	Year ended December 31, 2021		Year ended December 31, 2020		Year ended December 31, 2019
		Custom Built		Custom Built		Custom Built
	Electric Vehicles	Vehicles	Electric Vehicles	Vehicles	Electric Vehicles	Vehicles
Revenue	$1,174,310	$926,460	$—	$568,521	$—	$585,584
Gross profit	(2,334,898)	100,987	—	(130,934)	—	98,041
Operating expenses	(58,294,978)	(266,685)	(26,837,127)	(242,426)	(20,341,597)	(365,710)
Other items	19,136,745	332,844	(36,062,460)	193,490	(2,666,853)	(15,704)
Current income tax recovery	(850)	—	(725)	1,129	(1,600)	—
Deferred income tax recovery	—	—	—	32,148	—	80,725
Net (loss)/income	(41,493,981)	167,146	(62,900,312)	(146,593)	(23,010,050)	(202,648)
FX translation	587	—	4,213,906	—	898,473	—
Comprehensive (loss)/income	$(41,493,394)	$167,146	$(58,686,406)	$(146,593)	$(22,111,577)	$(202,648)

	December 31, 2021		December 31, 2020
				Custom Built
	Electric Vehicles	Electric Vehicles	Electric Vehicles	Vehicles
Inventory	$3,243,267	$337,183	$305,443	$303,651
Plant and equipment	9,891,685	232,202	9,014,777	275,531